BACKGROUND (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Oct. 05, 2020	Mar. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt securities sold			$ 250				$ 250
Common stock issued	9,579,879	2,478,848						12,160
Preferred Stock issued	0	0						0
Payment for expenses and costs	$ 25	$ 25
Preferred stock par value	$ 0.0001	$ 0.0001						$ 0.0001
Proceeds from equity financing	$ 5,000	$ 5,000
Percentage of issued and outstanding shares of commonstock		54.14%
Percentage of issued and outstanding shares of common stock	54.14%
Ridgeway [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock issued						866,667
Ridgeway [Member] | Series F Convertible Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred Stock issued						8,000
Preferred stock par value						$ 10.00
Preferred Stock, Voting Rights	Furthermore, by virtue of the issuance of the Series F Preferred Stock, Ridgeway will vote on an as if converted to common stock basis which shall be equal to eighty percent (80%) of the issued and outstanding Common Stock post-conversion.	Furthermore, by virtue of the issuance of the Series F Preferred Stock, Ridgeway will vote on an as if converted to common stock basis which shall be equal to eighty percent (80%) of the issued and outstanding Common Stock post-conversion.
Cash [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt securities sold			$ 500	$ 500	$ 500
Intellectual Property [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of cancellation of a license agreement	In October 2020, pursuant to the cancellation of a license agreement whereby we previously licensed US Patent 9,593,118, we reacquired the exclusive right to such patent that covers both A2B and dual A2A/A2B antagonists. Accordingly, going forward our major focus will be to: (i) further characterization of the anti-cancer activity of our unique pipeline delivery platform containing A2B and dual A2A/A2B antagonists, leading to selection of a clinical candidate or candidates for an Investigative New Drug or IND enabling studies; and (ii) licensing and/or partnering our delivery platform and the A2B and dual A2A/A2B antagonists for further development.	In October 2020, pursuant to the cancellation of a license agreement whereby we previously licensed US Patent 9,593,118, we reacquired the exclusive right to such patent that covers both A2B and dual A2A/A2B antagonists. Accordingly, going forward our major focus will be to: (i) further characterization of the anti-cancer activity of our unique pipeline delivery platform containing A2B and dual A2A/A2B antagonists, leading to selection of a clinical candidate or candidates for an Investigative New Drug or IND enabling studies; and (ii) licensing and/or partnering our delivery platform and the A2B and dual A2A/A2B antagonists for further development.